Share capital - Warrants outstanding (Details) - Warrants	9 Months Ended
	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 11 months 12 days
Number of warrants outstanding | shares	18,955,331	18,955,331	20,603,396	22,369,718
Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 1 month 2 days
Number of warrants outstanding | shares	10,711,309	10,711,309
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 0.80
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price		$ 16.00
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 3 months 29 days
Number of warrants outstanding | shares	3,742,654	3,742,654
Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 2.00
Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	24.00
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price	$ 4.25
Weighted average contractual life	2 years 10 months 6 days
Number of warrants outstanding | shares	4,501,368	4,501,368